Segment Information - Schedule of Geographic and Major Customers Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Non-current assets, excluding financial instruments	$ 491,358	$ 561,841
Operating revenue	310,641	349,846	$ 382,826
Taiwan
Disclosure of operating segments [line items]
Non-current assets, excluding financial instruments	474,063	520,995
Operating revenue	298,040	328,527	360,618
India
Disclosure of operating segments [line items]
Non-current assets, excluding financial instruments	17,004	27,571
Others
Disclosure of operating segments [line items]
Non-current assets, excluding financial instruments	291	13,275
Operating revenue	$ 12,601	$ 21,319	$ 22,208